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MetLife
1095 Avenue of the Americas
New York, NY 10036

May 1, 2013

EDGAR FILING
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E (the "Registrant")
     Post-Effective Amendment No. 42 to Form N-4 (the "Registration Statement") Preference Plus(R) Account
     Preference Plus(R) Account for Enhanced Contracts
     Enhanced Preference Plus(R) Account
     Financial Freedom Account
     Registration Nos. 002-90380/811-04001
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Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), the Prospectuses for Preference Plus(R) Account, Preference Plus(R) Account for Enhanced Contracts, Enhanced Preference Plus(R) Account and Financial Freedom Account and the Statement of Additional Information, dated April 29, 2013, which were filed electronically with the Registration Statement on April 16, 2013, do not differ from the Prospectuses and the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,


/s/ Trina Sandoval
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Trina Sandoval
Corporate Counsel